UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-06041

The Central Europe and Russia Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 1/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

THE CENTRAL EUROPE AND RUSSIA FUND, INC.

SCHEDULE OF INVESTMENTS — JANUARY 31, 2011 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN RUSSIAN SECURITIES – 60.3%
	COMMON STOCKS – 59.4%
	AIRLINES – 0.8%
2,000,000	Aeroflot – Russian Airlines	$4,800,000
	CHEMICALS – 1.5%
250,000	Uralkali (GDR) Reg S*	9,487,500
	COMMERCIAL BANKS – 10.3%
18,500,000	Sberbank	64,750,000
	CONSTRUCTION MATERIALS – 1.5%
1,000,000	LSR Group (GDR) Reg S*	9,750,000
	ELECTRIC UTILITIES – 0.6%
216,633	OJSC Enel OGK-5 (GDR)*	1,025,757
600,000	RusHydro (ADR)*	2,976,000
		4,001,757
	FOOD & STAPLES RETAILING – 1.0%
247,710	Magnit (GDR) (144A)	6,494,709
	MEDIA – 1.2%
350,000	CTC Media†	7,738,500
	METALS & MINING – 5.2%
276,100	Magnitogorsk Iron & Steel Works (GDR)	4,031,060
500,000	Mechel Steel Group†	15,595,000
1,300,000	Raspadskaya*	9,685,000
200,000	Severstal (GDR) Reg S	3,566,080
		32,877,140
	OIL, GAS & CONSUMABLE FUELS – 31.4%
3,198,000	Gazprom	21,010,860
2,383,774	Gazprom (ADR)	63,048,439
300,000	LUKOIL	18,440,670
415,000	LUKOIL (ADR)†	25,489,300
325,000	NovaTek (GDR) Reg S	36,660,000
300,000	Rosneft Oil	2,564,823
2,800,000	Rosneft Oil (GDR) Reg S	23,940,000
200,000	Tatneft (ADR)	7,179,000
52,000	Vostok Gas*†	1,778
		198,334,870

Shares	Description	Value(a)
	ROAD & RAIL – 0.7%
250,000	Globaltrans Investment (GDR) Reg S	$4,147,500
	WIRELESS TELECOMMUNICATION SERVICES – 5.2%
1,200,000	Mobile Telesystems	9,960,000
325,000	Mobile Telesystems (ADR)†	6,101,257
250,000	Mobile Telesystems (GDR) Reg S	4,693,275
200,000	Sistema JSFC (GDR) Reg S	4,580,000
525,000	VimpelCom Ltd. (ADR)†	7,360,238
		32,694,770
	Total Common Stocks (cost $233,710,027)	375,076,746
	PREFERRED STOCKS – 0.9%
	OIL, GAS & CONSUMABLE FUELS – 0.9%
1,000,000	Surgutneftegaz (ADR)† (cost $4,690,963)	5,668,900
	Total Investments in Russian Securities (cost $238,400,990)	380,745,646
INVESTMENTS IN TURKISH COMMON STOCKS – 14.5%
	AIRLINES – 0.6%
1,142,857	Turk Hava Yollari*	3,690,312
	AUTOMOBILES – 0.5%
650,000	Tofas Turk Otomobil Fabrikasi	3,508,914
	BUILDING PRODUCTS – 0.7%
2,000,000	Trakya Cam Sanayii*	4,164,069
	COMMERCIAL BANKS – 5.8%
3,500,000	Asya Katilim Bankasi	6,108,964
3,350,000	Turkiye Garanti Bankasi	14,910,235
500,000	Turkiye Halk Bankasi	3,942,775
2,500,010	Turkiye IS Bankasi	7,854,414
1,400,000	Yapi ve Kredi Bankasi*	4,093,006
		36,909,394
	CONSTRUCTION & ENGINEERING – 1.6%
2,400,000	Tekfen Holding	9,963,845

THE CENTRAL EUROPE AND RUSSIA FUND, INC.

SCHEDULE OF INVESTMENTS — JANUARY 31, 2011 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN TURKISH COMMON STOCKS – 14.5% (continued)
	CONSTRUCTION MATERIALS – 0.4%
584,752	Akcansa Cimento	$2,704,688
	DIVERSIFIED FINANCIAL SERVICES – 1.0%
1,500,000	Haci Omer Sabanci Holding	6,377,010
	FOOD & STAPLES RETAILING – 0.8%
150,000	Bim Birlesik Magazalar	4,824,835
	INDUSTRIAL CONGLOMERATES – 0.8%
400,000	Akfen Holding*	3,104,351
500,000	Enka Insaat ve Sanayi	1,888,792
		4,993,143
	INSURANCE – 0.7%
1,300,000	Anadolu Hayat Emeklilik	4,262,561
	METALS & MINING – 0.5%
275,000	Koza Altin Isletmeleri†	3,171,363
	OIL, GAS & CONSUMABLE FUELS – 0.6%
1,483,516	Turcas Petrolculuk	3,597,355
	TRANSPORTATION INFRASTRUCTURE – 0.5%
700,000	TAV Havalimanlari Holding*	3,298,841
	Total Investments in Turkish Common Stocks (cost $62,506,750)	91,466,330
INVESTMENTS IN POLISH COMMON STOCKS – 12.6%
	BEVERAGES – 0.7%
200,000	Central European Distribution*†	4,584,000
	COMMERCIAL BANKS – 4.6%
100,000	Bank Pekao	5,961,304
50,000	Bank Zachodni WBK	3,812,097
35,000	BRE Bank*	3,709,256
1,075,000	Powszechna Kasa Oszczednosci Bank Polski	15,421,387
		28,904,044

Shares	Description	Value(a)
	DIVERSIFIED FINANCIAL SERVICES – 0.5%
200,000	Warsaw Stock Exchange*†	$3,359,247
	DIVERSIFIED TELECOMMUNICATION SERVICES – 1.1%
500,000	Netia*	918,599
1,000,000	Telekomunikacja Polska	5,856,719
		6,775,318
	INSURANCE – 0.9%
50,000	Powszechny Zaklad Ubezpieczen	6,013,596
	MEDIA – 0.5%
500,000	TVN	2,902,214
	METALS & MINING – 2.6%
275,000	KGHM Polska Miedz	16,125,152
	OIL, GAS & CONSUMABLE FUELS – 1.7%
275,000	Grupa Lotos S.A.*	3,954,593
400,000	Polski Koncern Naftowy Orlen*	6,651,560
		10,606,153
	Total Investments in Polish Common Stocks (cost $52,878,535)	79,269,724
INVESTMENTS IN HUNGARIAN COMMON STOCKS – 1.7%
	COMMERCIAL BANKS – 1.7%
375,000	OTP Bank*†	10,474,177
	Total Investments in Hungarian Common Stocks (cost $4,369,816)	10,474,177
INVESTMENTS IN CZECH REPUBLIC COMMON STOCKS – 1.2%
	COMMERCIAL BANKS – 0.3%
7,500	Komercni Banka*	1,788,054

THE CENTRAL EUROPE AND RUSSIA FUND, INC.

SCHEDULE OF INVESTMENTS — JANUARY 31, 2011 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN CZECH REPUBLIC COMMON STOCKS – 1.2% (continued)
	ELECTRIC UTILITIES – 0.9%
125,000	Ceske Energeticke Zavody	$5,881,107
	Total Investments in Czech Republic Common Stocks (cost $2,110,830)	7,669,161
	Total Investments in Common and Preferred Stocks – 90.3% (cost $360,266,921)	569,625,038
SECURITIES LENDING COLLATERAL – 5.0%
31,360,517	Daily Assets Fund Institutional, 0.25% (cost $31,360,517)(b)(c)	31,360,517
CASH EQUIVALENTS – 10.3%
64,934,063	Central Cash Management Fund, 0.18% (cost $64,934,063)(c)	64,934,063
	Total Investments – 105.6% (cost $456,561,501)**	665,919,618
	Other Assets and Liabilities, Net – (5.6%)	(35,124,142)
	NET ASSETS – 100.0%	$630,795,476

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*  Non-income producing security.

**  The cost for federal income tax purposes was $456,647,051. At January 31, 2011, net unrealized appreciation for all securities based on tax cost was $209,272,567. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $217,874,591 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,602,024.

†  All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2011 amounted to $30,870,926, which is 4.9% of the net assets.

(a)  Value stated in US dollars.

(b)  Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(c)  Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

Reg S – Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A – Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

THE CENTRAL EUROPE AND RUSSIA FUND, INC.

SCHEDULE OF INVESTMENTS — JANUARY 31, 2011 (unaudited) (continued)

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund's investments.

Category	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments(d)
Russia	$354,228,811	$26,515,057	$1,778	$380,745,646
Turkey	91,466,330	—	—	91,466,330
Poland	79,269,724	—	—	79,269,724
Hungary	10,474,177	—	—	10,474,177
Czech Republic	7,669,161	—	—	7,669,161
Short-Term Instruments(d)	96,294,580	—	—	96,294,580
Total	$639,402,783	$26,515,057	$1,778	$665,919,618

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period January 31, 2011.

(d) See Schedule of Investments for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Common
Stocks
Russia
Balance as of October 31, 2010	$1,705
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	73
Amortization premium/discount	—
Net purchases (sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of January 31, 2011	$1,778
Net Change in unrealized appreciation (depreciation) from investments still held as of January 31, 2011	$73

Transfers between price levels are recognized at the beginning of the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Central Europe and Russia Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2011